Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity accounted joint ventures (note 6b)	$ 671,789		$ 409,735
Advances to joint venture partner (note 6a)	14,364		0
Advances to joint venture partner (note 6a)	0		14,004
Long-term debt (note 9)	(1,777,507)	(963,000)	(1,413,353)
Carrying Amount Asset (Liability) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity accounted joint ventures (note 6b)	85,135		0
Advances to joint venture partner (note 6a)	14,364
Advances to joint venture partner (note 6a)			14,004
Carrying Amount Asset (Liability) [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	636,779		642,166
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	81,119		165,687
Interest rate swap agreements - liabilities	(200,762)		(304,220)
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreement	(18,236)		(2,623)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	6,344		1,100
Carrying Amount Asset (Liability) [Member] | Public [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt (note 9)	(263,534)		(125,791)
Carrying Amount Asset (Liability) [Member] | Private [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt (note 9)	(1,513,973)		(1,287,562)
Fair Value Asset (Liability) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity accounted joint ventures (note 6b)			0
Fair Value Asset (Liability) [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	636,779		642,166
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Interest rate swap agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements - assets	81,119		165,687
Interest rate swap agreements - liabilities	(200,762)		(304,220)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Cross currency swap agreement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreement	(18,236)		(2,623)
Fair Value Asset (Liability) [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	6,344		1,100
Fair Value Asset (Liability) [Member] | Public [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt (note 9)	(274,240)		(129,439)
Fair Value Asset (Liability) [Member] | Private [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt (note 9)	$ (1,409,252)		$ (1,170,788)